TAXES (Narrative) (Details) - USD ($) $ in Thousands		1 Months Ended	3 Months Ended													12 Months Ended
	Aug. 05, 2014	Jan. 31, 2015	Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015 [1]	Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014 [2]	Jun. 30, 2014 [2]	Mar. 31, 2014 [2]	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Income tax benefit/(provision)			$ (33,239)	$ (13,656)	[1]	$ 120,737	[1]	$ (3,529)	$ (2,660)	[1]	$ 2,179	[2]	$ 63,544	$ 50,414	$ (1,329)	$ 100,892	$ 114,808	$ 14,745
Operating loss carryforwards, valuation allowance				35,789							13,538					35,789	13,538
Increase (decrease) in valuation allowance																22,251	61	5,213
Income taxes paid																	266,867	60,687
Proceeds from income tax refunds			(54,884)	(54,884)												(53,799)
Income taxes paid, due to settlement with IRS											270,465						270,465	58,747
Unrecognized tax benefits that would impact effective tax rate				35,989							211,075					35,989	211,075
Unrecognized tax benefits, interest on income taxes accrued				168							15,259					168	15,259
Income tax examination, interest accrued				702							534					702	534
Unrecognized tax benefits, increase resulting from prior period tax positions																358	2,876
Unrecognized tax benefits, decrease resulting from settlements with taxing authorities																	354,886
Income tax expense (benefit)			33,239	13,656	[1]	(120,737)	[1]	$ 3,529	2,660	[1]	(2,179)	[2]	$ (63,544)	$ (50,414)	$ 1,329	(100,892)	(114,808)	(14,745)
Unremitted earnings of foreign subsidiaries				48,856												48,856
Unrecognized Tax Benefits				36,535							215,328					36,535	215,328	$ 391,830
Reserve non current for uncertain tax positions				2,283							34,520					2,283	34,520
Unrecognized tax benefits, interest on income taxes expense			712						$ 702
Deferred tax assets, operating loss carryforwards				153,941							26,419					153,941	26,419
Deferred tax liabilities, gross				352,553							314,680					352,553	314,680
Deferred Tax Assets, Valuation Allowance				35,789							$ 13,538					35,789	$ 13,538
Decreases for positions taken in prior years																(179,151)
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Income tax benefit/(provision)																(150,073)
Income tax examination amount		$ 477,835
Effective income tax rate reconciliation, deduction, amount						$ 424,523
Income tax expense (benefit)																150,073
US Federal [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards				396,150												396,150
State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards				549,042												549,042
Foreign Operations [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards				66,500												$ 66,500
Operating loss carryforwards, expiration date																Jan. 01, 2018
O I N [Member]
Income Tax Contingency [Line Items]
Repayments of debt	$ 477,835
OSG International, Inc (OIN) [Member]
Income Tax Contingency [Line Items]
Unremitted earnings of foreign subsidiaries				$ 138,881												$ 138,881
OSG International, Inc (OIN) [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
Deferred tax liabilities, gross			$ 70,601
Minimum [Member] | US Federal [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards, expiration date																Jan. 01, 2034
Minimum [Member] | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards, expiration date																Dec. 31, 2016
Maximum [Member] | State and Local Jurisdiction [Member]
Income Tax Contingency [Line Items]
Operating loss carryforwards, expiration date																Dec. 31, 2035

[1]	As discussed in Note 13, "Taxes," the Company recorded income tax benefits of $120,737 in the third quarter due to a benefit of $150,073 as a result of the Pre-Filing Agreement with the IRS, offset by a tax expense of $30,997 attributable to the excess of the Company's investment in OIN for financial reporting purposes over the tax basis of such investment as of September 30, 2015.
[2]	As discussed in Note 13, "Taxes," there was an income tax benefit for the year ended December 31, 2014 due to a) a change in the mix of U.S. and foreign income and losses, primarily occurring in the second quarter and b) the Company released its deferred tax liability for undistributed earnings of its foreign subsidiaries attributable to the excess of the $1,500,000 facility limit over the cumulative potential deemed dividends arising from drawdowns by OSG under such facility and recorded an income tax benefit of $55,602 in the third quarter.